Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for D. Eric Mendelsohn[1] ($)	Compensation Actually Paid to D. Eric Mendelsohn[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Normalized Funds Available for Distribution ($ Millions)[5]
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	2,664,983	1,839,729	1,134,515	799,629	77.75	99.82	66	201
2021	2,567,353	2,103,364	1,112,834	937,282	80.40	132.23	112	209
2020	1,789,030	3,117,622	718,720	1,149,376	90.97	92.43	185	240

Company Selected Measure Name	Normalized Funds Available for Distribution
Named Executive Officers, Footnote [Text Block]	1 D. Eric Mendelsohn was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are Kristin S. Gaines, Kevin C. Pascoe, John L. Spaid, and David L. Travis.
Peer Group Issuers, Footnote [Text Block]	4 The Peer Group TSR set forth in this table utilizes the MSCI US REIT index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 2,664,983	$ 2,567,353	$ 1,789,030
PEO Actually Paid Compensation Amount	$ 1,839,729	2,103,364	3,117,622
Adjustment To PEO Compensation, Footnote [Text Block]
[3] Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table. Neither the PEO nor the Non-PEO NEOs are accruing benefits under a pension plan for services rendered in the covered years, and therefore no additions are required for pension plan service cost in determining Compensation Actually Paid.

Year	Summary Compensation Table Total for D. Eric Mendelsohn	Exclusion of Option Awards for D. Eric Mendelsohn	Inclusion of Equity Values for D. Eric Mendelsohn	Compensation Actually Paid to D. Eric Mendelsohn
	($)	($)	($)	($)
2022	2,664,983	(1,458,103)	632,849	1,839,729
2021	2,567,353	(1,790,815)	1,326,826	2,103,364
2020	1,789,030	(694,230)	2,022,822	3,117,622
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for D. Eric Mendelsohn	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for D. Eric Mendelsohn	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for D. Eric Mendelsohn	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for D. Eric Mendelsohn	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for D. Eric Mendelsohn	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for D. Eric Mendelsohn	Total - Inclusion of Equity Values for D. Eric Mendelsohn
	($)	($)	($)	($)	($)	($)	($)
2022	547,519	(332,376)	514,158	(96,452)	—	—	632,849
2021	846,088	(142,794)	634,990	(11,458)	—	—	1,326,826
2020	894,326	340,296	227,496	560,704	—	—	2,022,822

Non-PEO NEO Average Total Compensation Amount	$ 1,134,515	1,112,834	718,720
Non-PEO NEO Average Compensation Actually Paid Amount	$ 799,629	937,282	1,149,376
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table. Neither the PEO nor the Non-PEO NEOs are accruing benefits under a pension plan for services rendered in the covered years, and therefore no additions are required for pension plan service cost in determining Compensation Actually Paid.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2022	1,134,515	(583,241)	248,355	799,629
2021	1,112,834	(716,325)	540,773	937,282
2020	718,720	(244,660)	675,316	1,149,376

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2022	219,009	(132,953)	205,661	(43,362)	—	—	248,355
2021	338,437	(50,405)	253,994	(1,253)	—	—	540,773
2020	321,541	107,194	80,780	165,801	—	—	675,316

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.
Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Company-Selected Measure during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the MSCI US REIT Index over the same period.
Tabular List [Table Text Block]	Increase in Normalized FAD•Increase in Recurring Dividend
Total Shareholder Return Amount	$ 77.75	80.40	90.97
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ 66,000,000	$ 112,000,000	$ 185,000,000
Company Selected Measure Amount	201,000,000	209,000,000	240,000,000
PEO Name	D. Eric Mendelsohn
Additional 402(v) Disclosure [Text Block]	[2] The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Increase in Normalized FAD
Non-GAAP Measure Description [Text Block]	5 We determined “Normalized Funds Available for Distribution” was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for the year ended December 31, 2022. See page 16 under Compensation Discussion and Analysis for a description of Normalized Funds Available for Distribution and how it is calculated. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Increase in Recurring Dividend
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,458,103)	$ (1,790,815)	$ (694,230)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	632,849	1,326,826	2,022,822
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	547,519	846,088	894,326
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(332,376)	(142,794)	340,296
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	514,158	634,990	227,496
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(96,452)	(11,458)	560,704
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(583,241)	(716,325)	(244,660)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	248,355	540,773	675,316
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	219,009	338,437	321,541
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(132,953)	(50,405)	107,194
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	205,661	253,994	80,780
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(43,362)	(1,253)	165,801
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0